INVESTMENTS - Schedule (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Equity Securities, FV-NI	¥ 2,908	$ 418	¥ 89
Investments	4,837		6,241
Accor
Equity Securities, FV-NI	2,770		3,816
Other marketable securities
Equity Securities, FV-NI	138		295
OYO
Equity Securities without Readily Determinable Fair Value, Amount	66		66
Other equity securities
Equity Securities without Readily Determinable Fair Value, Amount	100		113
Cjia Group
Equity Securities without Readily Determinable Fair Value, Amount	232		298
Hotel related funds
Equity Method Investments	507		503
Equity-method investments | Beijing Data Driven Technology Co., Ltd.
Equity Method Investments	49		52
Equity-method investments | Cjia Group
Equity Method Investments
Equity-method investments | AAPC LUB
Equity Method Investments	469		461
Equity-method investments | Hotel related funds
Equity Method Investments	507		503
Equity-method investments | Shared office management entities
Equity Method Investments	10		111
Equity-method investments | China Hospitality JV
Equity Method Investments	115		117
Equity-method investments | Other investments
Equity Method Investments	161		89
Available-for-sale debt securities | Cjia Group
Available-for-sale debt securities	¥ 220		220
Available-for-sale debt securities | CREATER
Available-for-sale debt securities			¥ 100